Business Segment Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Business Segment Information
Segment assets	$ 438,095	$ 452,467
Segment liabilities	127,770	122,797
Operating segments
Business Segment Information
Segment assets	438,095	452,467
Segment liabilities	127,770	122,797
Operating segments | Iron Ore Royalty
Business Segment Information
Segment assets	215,827	221,116
Segment liabilities	49,857	51,617
Operating segments | Merchant banking
Business Segment Information
Segment assets	100,367	128,977
Segment liabilities	51,862	50,804
Operating segments | All other segments
Business Segment Information
Segment assets	121,901	102,374
Segment liabilities	$ 26,051	$ 20,376